Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions				12 Months Ended
	May 31, 2019	Aug. 20, 2018	Jun. 19, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	May 15, 2019	May 14, 2018
Total number of authorized shares of common stock				3,000,000,000	3,000,000,000
Number of shares authorized to be repurchased								20,000,000
Shares authorized to be repurchased amount								¥ 70,000
Number of shares repurchased			15,368,300
Purchase of treasury stock			¥ 70,000	¥ 70,094	¥ 142	¥ 100
Treasury stock cancelled		15,368,300
Total amount the company can pay out as a dividend				¥ 1,782,000
Share repurchase program [member]
Shares authorized to be repurchased amount							¥ 100,000
Shares authorized to be repurchased, shares							32,000,000
Repurchase of common stock , Shares	5,922,400
Repurchase of common stock , Amount	¥ 23,000